Personnel and related taxes payable	12 Months Ended
Dec. 31, 2023
Disclosure of Personnel and related taxes [Abstract]
Personnel and related taxes payable	Personnel and related taxes payable

	2023	2022

Personnel and related taxes	2,393	3,280
Accrued vacation and related charges	2,810	2,563
Employee profit sharing (a)	23,569	20,321
Officers’ fund (note 31 (b))	—	912
Personnel and related taxes payable - current liabilities	28,772	27,076
Officers’ fund (note 31 (b))	—	350
Strategic bonus (b)	2,946	1,374
Personnel - non-current liabilities	2,946	1,724

(a)The Group recognizes a provision for payment of equity incentive program to employees, according to conditions approved by management, which is recorded as personnel expenses in the consolidated income statement. An amount of US$ 20,321 was paid in February 2023. The balance on December 31, 2023 of US$ 23,569 was fully settled by February 28, 2024. The settlement includes estimated equity compensation (US$ 11.7 million) in the form of Class A common shares to be issued to key management in lieu of cash compensation.
(b)The Group delivers a long-term bonus (the “Strategic bonus”) for a group of its employees in exchange for long terms of service. Moneda is responsible for the operation and settlement of the Strategic bonus with the objective to retain key or strategic employees and provide alignment between employees and clients with settlement expected in 2026.